Revenue	9 Months Ended
Sep. 30, 2022
Revenue [Abstract]
REVENUE

NOTE 3:- REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography, based on the billing address of the Company’s customers, consists of the following (in thousands):

	Nine months ended September 30,
	2022		2021
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$80	2.4%	$29	1.7%
Sweden	1,224	36.4%	757	43.7%
Germany	243	7.2%	318	18.4%
China	1,476	43.9%	447	25.8%
Hong Kong	-	-	35	2.0%
Italy	124	3.7%	-	-
Israel	31	0.8%	34	2.0%
Switzerland	190	5.6%	53	3.0%
Other	-	-	58	3.4%
Total revenue	$3,368	100%	$1,729	100%

Contract Liabilities

There are no changes to contract liabilities accounting policy from the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021. Contract liabilities presented as deferred revenue amounted to $351 and $726 as of September 30, 2022, and December 31, 2021, respectively.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and engineering services not yet performed. As of September 30, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $300, which the Company expects to recognize as revenue over the next 12 months.